Organization and Principal Activities - Schedule of Subsidiaries of the Group are All Owned by the Company through Equity Investment (Details)	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	May 31, 2024
Jayud Global Logistics (Hong Kong) Limited (“JYD HK”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	Jayud
Date of incorporation /Acquisition	June 24, 2022
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Wholly foreign owned enterprise
Joyed Logistics Services Inc. (“JYD US”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	Jayud
Date of incorporation /Acquisition	April 25, 2023
Place of incorporation	U.S.A.
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jayud Logistics Technology Co., Ltd (“JYD WLKJ”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HK
Date of incorporation /Acquisition	July 23, 2015
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Hongkong Jayud International Logistics Company Limited (“JYD HKGJHY”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HK
Date of incorporation /Acquisition	December 31, 2017
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Agent service
HK XINYX Technology Limited (“HK XYX”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HK
Date of incorporation /Acquisition	September 6, 2023
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	International trading
HK (FASTFLY) International Logistics Co., Limited (“FASTFLY”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HK
Date of incorporation /Acquisition	April 2, 2024
Place of incorporation	Hong Kong
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding
HYTX Warehouse Inc. (“HYTX”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD US
Date of incorporation /Acquisition	May 15, 2024
Place of incorporation	U.S.A.
Percentage of direct ownership	51.00%		51.00%
Principal activities	Warehousing
Yukon Flooring Bellaire LLC (“YFB”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD US
Date of incorporation /Acquisition	October 25, 2024
Place of incorporation	U.S.A.
Percentage of direct ownership	95.00%	95.00%
Principal activities	Warehousing
Shenzhen Jia Yu Da International Logistics Co., Ltd. And its Tianjin Branch, Guangzhou Branch, Qingdao Branch and Ningbo Branch (“JYD SZGJHY”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	June 19, 2011
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jia Yu Da Trading Co., Ltd. (“JYD SM”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	September 18, 2009
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	International trading
Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	September 14, 2015
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Customs brokerage
Shenzhen XIN YU Xiang Import & Export Co., Ltd. (“JYD XYX”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	October 26, 2011
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	International trading
Shenzhen Ronghai Tongda Supply Chain Management Co., Ltd (“JYD RHTD”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD XYX
Date of incorporation /Acquisition	July 31, 2023
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	International trading
Shenzhen Jiayuda Global Supply Chain Co., Ltd. (“JYD HQ”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	April 23, 2014
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Sky Pacific Logistics HK Company Limited (“TPYHK”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HQ
Date of incorporation /Acquisition	March 2, 2016
Place of incorporation	Hong Kong
Percentage of direct ownership	67.00%
Principal activities	Agent service
Shenzhen Jiayuda E-Commerce Technology Co., Ltd (“JYD DS”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	April 1, 2021
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Nanjing Jiayuda Logistics Co., Ltd. And its Nantong Branch, and Xiamen Branch (“JYD NJWL”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	February 12, 2018
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shaanxi JiaYuda Supply Chain Management Co., Ltd. (“JYD SXGYL”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	March 27, 2018
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jayud Yuncang Technology Co., Ltd. (“JYD YCKJ”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	July 25, 2022
Place of incorporation	PRC
Percentage of direct ownership	52.00%
Principal activities	Warehousing
Shenzhen JNT International Logistics Co.,Ltd (“JNT”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	January 18, 2024
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding
Ezhou Jayud Logistics Technology Co.,Ltd (“EZ WLKJ”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HK
Date of incorporation /Acquisition	August 23, 2024
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
EZhou Jayud International Logistics Co., Ltd. (“EZ GJHY”）[Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	EZ WLKJ
Date of incorporation /Acquisition	September 2, 2024
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding
YUKON JYD LLC (“YJ”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	Jayud
Date of incorporation /Acquisition	November 24, 2024
Place of incorporation	U.S.A.
Percentage of direct ownership	60.00%
Principal activities	Freight forwarding